SUBSEQUENT EVENTS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2024	Nov. 01, 2024
Common stock shares issued during period	2,003,109
Conversion of shares into convertible notes	6,672,666
Common stock conversion shares amount	$ 25,245
Accrued interest	$ 52,884
Gregory Lambrecht [Member]
Principal amount of the convertible promissory note		$ 1,220,550
Class A Preferred Stock [Member]
Common stock shares issued during period	8,000,000
Series A preferred stock to be converted	320,000
Common Stocks [Member]
Common stock conversion shares amount	$ 45,140
Accrued interest	4,800
Fees	$ 5,250